Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of Confluent. For further information concerning our compensation philosophy and how we seek to align executive compensation with our performance, see the section above titled “Executive Compe
n
sation—Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for Principal Executive Officer (PEO) (1) ($)	Compensation Actually Paid (CAP) to PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) (7) ($)	Subscription Revenue (millions) (8) ($)

					Total Shareholder Return (5) ($)	Peer Group Total Shareholder Return (6) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	380,004	(179,776,787)	4,829,420	(56,249,311)	49.40	76.29	(453)	535

2021	29,800,458	278,164,454	993,289	137,520,813	169.35	118.79	(343)	347

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Jay Kreps (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Jay Kreps, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Kreps during the applicable year. In accordance with the requirements of
Item 402(v) of Regulation
S-K,
the following adjustments (which for 2022 include substantial negative change in fair value adjustments of equity awards that were held by Mr. Kreps) were made to Mr. Krep’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Compensation Actually Paid to PEO ($)
2022	380,004	—	(180,156,791)	(179,776,787)

2021	29,800,458	(29,450,458)	277,814,454	278,164,454

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Prior Fiscal Year	12/31/2020	12/31/2021
Current Fiscal Year	12/31/2021	12/31/2022
Fiscal Year	2021	2022

Summary Compensation Table Total	$29,800,458	$380,004

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$29,450,458	—

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$121,998,642	—

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$117,842,253	($122,499,020)

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$16,626,076	—

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$21,347,482	($57,657,771)

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—

+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—
Compensation Actually Paid	$278,164,454	($179,776,787)

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the named executive officers as a group (excluding Mr. Kreps) in the “Total” column of the Summary Compensation Table in each applicable year. The named executive officers (excluding Mr. Kreps) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Steffan Tomlinson, Erica Schultz, Chad Verbowski and Stephanie Buscemi; and (ii) for 2021, Steffan Tomlinson and Erica Schultz.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Kreps), as computed in accordance with Item 402(v) of Regulation
S-K.
Th
e dollar amo
unts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Kreps) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments (which for 2022 include substantial negative change in fair value adjustments of equity awards that were held by the applicable named executive officers as a group (excluding Mr. Kreps)) were made to average total compensation for the named executive officers as a group (excluding Mr. Kreps) for each year to determine the average compensation actually paid, using the same methodology described above in Note (2)(a) and (2)(b):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	4,829,420	(4,150,904)	(56,927,827)	(56,249,311)

2021	993,289	—	136,527,525	137,520,813

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Prior Fiscal Year	12/31/2020	12/31/2021
Current Fiscal Year	12/31/2021	12/31/2022
Fiscal Year	2021	2022

Summary Compensation Table Total	$993,289	$4,829,420

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—	$4,150,904

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	$2,082,554

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$110,676,025	($35,717,853)

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	$455,715

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$25,851,499	($23,748,242)

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—

+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—
Compensation Actually Paid	$137,520,813	($56,249,311)

(5)
Cumulative total shareholder return (TSR) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. Each measurement period commenced on June 24, 2021, which is the first trading day after the effective date of the registration statement filed in connection with our initial public offering.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Computer Index.

(7)
The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable year. We are a high-growth company that invests heavily in our go-to-market
efforts. Consequently, we did not use net income (loss) as a performance measure in our executive compensation program.

(8)
Our subscription revenue consists of revenue from our Confluent Platform term-based licenses and post-contract customer support, maintenance, and upgrades, and our Confluent Cloud SaaS offering. Subscription revenue was $535 million in 2022 and $347 million in 2021.

Company Selected Measure Name	Subscription revenue
Named Executive Officers, Footnote [Text Block]	Steffan Tomlinson, Erica Schultz, Chad Verbowski and Stephanie Buscemi	Steffan Tomlinson and Erica Schultz.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Computer Index.
PEO Total Compensation Amount	$ 380,004	$ 29,800,458
PEO Actually Paid Compensation Amount	$ (179,776,787)	278,164,454
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Compensation Actually Paid to PEO ($)
2022	380,004	—	(180,156,791)	(179,776,787)

2021	29,800,458	(29,450,458)	277,814,454	278,164,454

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Prior Fiscal Year	12/31/2020	12/31/2021
Current Fiscal Year	12/31/2021	12/31/2022
Fiscal Year	2021	2022

Summary Compensation Table Total	$29,800,458	$380,004

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$29,450,458	—

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$121,998,642	—

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$117,842,253	($122,499,020)

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$16,626,076	—

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$21,347,482	($57,657,771)

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—

+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—
Compensation Actually Paid	$278,164,454	($179,776,787)

Non-PEO NEO Average Total Compensation Amount	$ 4,829,420	993,289
Non-PEO NEO Average Compensation Actually Paid Amount	$ (56,249,311)	137,520,813
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	4,829,420	(4,150,904)	(56,927,827)	(56,249,311)

2021	993,289	—	136,527,525	137,520,813

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Prior Fiscal Year	12/31/2020	12/31/2021
Current Fiscal Year	12/31/2021	12/31/2022
Fiscal Year	2021	2022

Summary Compensation Table Total	$993,289	$4,829,420

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—	$4,150,904

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	$2,082,554

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$110,676,025	($35,717,853)

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	$455,715

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$25,851,499	($23,748,242)

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—

+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—
Compensation Actually Paid	$137,520,813	($56,249,311)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
The chart below shows the relationship between the compensation actually paid to Mr. Kreps and the average compensation actually paid to our other named executive officers, on the one hand, to our cumulative TSR over the two years presented in the table, on the other.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income (Loss)
In 2022, as a high-growth company, Confluent emphasized revenue growth as a performance measure. Consequently, we did not use net income (loss) as a performance measure in our executive compensation program in 2022. Given this, we do not believe there is any meaningful relationship between our net income (loss) and compensation actually paid to our named executive officers during the periods presented.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Subscription Revenue
The chart below shows the relationship between the compensation actually paid to Mr. Kreps and the average compensation actually paid to our other named executive officers, on the one hand, to our subscription revenue over the two years presented in the table, on the other.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of Confluent and Cumulative TSR of the Peer Group
The chart below shows the relationship between our
two-year
(2021 and 2022) cumulative TSR to the
two-year
cumulative
TSR of the
companies
in the Nasdaq Computer Index. The
two-year
cumulative TSR is measured from June 24, 2021, which is the first trading day after the effective date of the registration statement filed in connection with our initial public offering.

Tabular List [Table Text Block]
Performance Measure
As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program reflects a long-term, performance-driven philosophy. The measures that we use for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our named executive officers to maximize stockholder value. The most important financial performance measure, and the only financial performance measure, that we used to link executive compensation actually paid to our named executive officers, for the most recently completed fiscal year, to our performance was subscription revenue.

Total Shareholder Return Amount	$ 49.4	169.35
Peer Group Total Shareholder Return Amount	76.29	118.79
Net Income (Loss)	$ (453,000,000)	$ (343,000,000)
Company Selected Measure Amount	535,000,000	347,000,000
PEO Name	Jay Kreps
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	subscription revenue
PEO [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (29,450,458)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(180,156,791)	277,814,454
PEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	29,450,458
PEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	121,998,642
PEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(122,499,020)	117,842,253
PEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	16,626,076
PEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(57,657,771)	21,347,482
PEO [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,150,904)	0
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(56,927,827)	136,527,525
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,150,904	0
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,082,554	0
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(35,717,853)	110,676,025
Non-PEO NEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	455,715	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(23,748,242)	25,851,499
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0